SEAFARER OVERSEAS GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (96.7%)
Belgium (1.8%)
Anheuser-Busch InBev SA, ADR	USD	980,000	$56,516,600

Total Belgium			56,516,600

Brazil (7.8%)
Ambev SA, ADR	USD	28,000,000	61,040,000
Itau Unibanco Holding SA, ADR	USD	10,725,000	67,245,750
Odontoprev SA	BRL	8,600,000	18,322,544
Raia Drogasil SA	BRL	15,369,500	37,054,451
XP, Inc., ADR	USD	3,899,000	62,929,860

Total Brazil			246,592,605

China / Hong Kong (15.9%)
Alibaba Group Holding, Ltd.	HKD	4,140,000	62,243,984
China Foods, Ltd.	HKD	100,314,000	41,770,852
DFI Retail Group Holdings, Ltd.	USD	15,249,000	52,570,180
Hongkong Land Holdings, Ltd.	USD	16,100,000	97,405,000
Jardine Matheson Holdings, Ltd.	USD	1,685,155	91,506,265
Pacific Basin Shipping, Ltd.	HKD	197,000,000	56,924,292
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	CNY	2,000,000	64,153,187
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	22,000,000	32,916,647

Total China / Hong Kong			499,490,407

Czech Republic (1.9%)
Moneta Money Bank AS	CZK	8,763,000	60,952,216

Total Czech Republic			60,952,216

France (2.2%)
Hermes International SCA	EUR	27,700	67,740,118

Total France			67,740,118

Hungary (2.9%)
Richter Gedeon Nyrt	HUF	3,000,000	90,046,303

Total Hungary			90,046,303

India (8.2%)
Computer Age Management Services, Ltd.	INR	947,397	40,140,795
L&T Technology Services, Ltd.	INR	1,628,500	79,542,173
Petronet LNG, Ltd.	INR	12,950,000	42,455,946
Tata Motors, Ltd.	INR	3,000,000	22,676,010

	Currency	Shares	Value (Note 2)
UPL, Ltd.	INR	9,200,000	73,603,214

Total India			258,418,138

Indonesia (2.3%)
Bank Central Asia Tbk PT	IDR	141,200,000	70,768,819

Total Indonesia			70,768,819

Mexico (5.1%)
Becle SAB de CV	MXN	33,980,000	42,580,822
Grupo Financiero Banorte SAB de CV, Class O	MXN	6,000,000	53,435,462
Wal-Mart de Mexico SAB de CV	MXN	22,142,000	65,258,161

Total Mexico			161,274,445

Peru (2.0%)
Credicorp, Ltd.	USD	271,000	64,227,000

Total Peru			64,227,000

Poland (0.8%)
CD Projekt SA	PLN	371,500	24,812,431

Total Poland			24,812,431

Qatar (2.1%)
Qatar Gas Transport Co., Ltd.	QAR	49,313,950	65,146,965

Total Qatar			65,146,965

Singapore (7.3%)
DBS Group Holdings, Ltd.	SGD	2,000,000	73,408,975
Singapore Exchange, Ltd.	SGD	6,772,000	83,035,579
Venture Corp., Ltd.	SGD	7,350,000	72,906,396

Total Singapore			229,350,950

South Africa (2.1%)
Sanlam, Ltd.	ZAR	14,000,000	67,355,246

Total South Africa			67,355,246

South Korea (17.6%)
Hyundai Mobis Co., Ltd.	KRW	955,000	201,523,913
Innocean Worldwide, Inc.	KRW	1,358,497	19,248,533
NAVER Corp.	KRW	212,250	35,720,644
Samsung Biologics Co., Ltd.(a)	KRW	119,700	91,454,135
Samsung C&T Corp.	KRW	170,000	20,509,632
Samsung Electronics Co., Ltd.	KRW	2,550,000	129,958,134

	Currency	Shares	Value (Note 2)
Samsung SDI Co., Ltd.	KRW	371,838	53,357,341

Total South Korea			551,772,332

Taiwan (8.7%)
Accton Technology Corp.	TWD	3,510,000	103,665,084
Advantech Co., Ltd.	TWD	5,200,000	57,843,998
Delta Electronics, Inc.	TWD	1,330,000	25,054,686
Novatek Microelectronics Corp.	TWD	5,535,000	87,473,373

Total Taiwan			274,037,141

Thailand (2.8%)
Bangkok Dusit Medical Services PCL, Class F	THB	56,500,000	37,175,856
Siam Cement PCL	THB	8,490,000	52,139,264

Total Thailand			89,315,120

United Arab Emirates (1.3%)
National Central Cooling Co. PJSC	AED	49,697,777	39,299,920

Total United Arab Emirates			39,299,920

United Kingdom (1.3%)
Mondi PLC	GBP	3,115,732	42,119,368

Total United Kingdom			42,119,368

Vietnam (2.6%)
PetroVietnam Gas JSC	VND	14,000,000	36,231,016
Vietnam Dairy Products JSC	VND	19,000,000	44,383,373

Total Vietnam			80,614,389

TOTAL COMMON STOCKS
(Cost $2,753,437,018)			3,039,850,513

PREFERRED STOCKS (1.0%)
South Korea (1.0%)
Samsung Electronics Co., Ltd.	KRW	775,000	31,910,210

Total South Korea			31,910,210

TOTAL PREFERRED STOCKS
(Cost $38,669,006)			31,910,210

	Currency	Shares	Value
RIGHTS AND WARRANTS (0.2%)
India (0.2%)
UPL, Ltd. Rights	INR	1,150,000	6,744,608
			6,744,608
TOTAL RIGHTS AND WARRANTS
(Cost $2,365,613)			6,744,608

TOTAL INVESTMENTS
(Cost $2,794,471,637) (97.9%)			$3,078,505,331

Cash and Other Assets, Less Liabilities (2.1%)			65,919,732
NET ASSETS (100.0%)			$3,144,425,063

(a)	Non-income producing security.

ADR American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
PLN	-	Poland Zloty
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Industry Composition (Unaudited)
Apparel & Textile Products	2.2%
Asset Management	4.1%
Automotive	8.8%
Banking	12.3%
Beverages	6.3%
Biotechnology & Pharmaceuticals	5.8%
Chemicals	2.5%
Construction Materials	1.6%
Containers & Packaging	1.3%
E-Commerce Discretionary	2.0%
Electric Utilities	1.3%
Engineering & Construction	3.2%
Food	1.4%
Health Care Facilities & Services	1.2%
Institutional Financial Services	2.7%
Internet Media & Services	1.2%
Medical Equipment & Devices	2.0%
Oil & Gas Producers	2.6%
Real Estate Owners & Developers	3.1%
Retail - Consumer Staples	5.0%
Retail - Discretionary	2.9%
Semiconductors	2.8%
Specialty Finance	1.3%
Technology Hardware	13.3%
Transportation & Logistics	3.9%
Wholesale - Discretionary	1.1%
Other Industries (each less than 1%)	2.0%
Cash and Other Assets, Less Liabilities	2.1%
Total	100.0%

SEAFARER OVERSEAS VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (90.6%)
Belgium (1.9%)
Anheuser-Busch InBev SA, ADR	USD	39,000	$2,249,130

Total Belgium			2,249,130

Brazil (8.5%)
Ambev SA, ADR	USD	1,069,000	2,330,420
Itau Unibanco Holding SA, ADR	USD	466,400	2,924,328
Odontoprev SA	BRL	1,000,000	2,130,528
XP, Inc., ADR	USD	172,000	2,776,080

Total Brazil			10,161,356

China / Hong Kong (29.7%)
China Foods, Ltd.	HKD	8,003,000	3,332,457
China Yangtze Power Co., Ltd., Class A	CNY	661,990	2,563,117
DFI Retail Group Holdings, Ltd.	USD	1,139,000	3,926,647
First Pacific Co., Ltd.	HKD	5,090,000	4,004,942
Hongkong Land Holdings, Ltd.	USD	745,000	4,507,250
Jardine Matheson Holdings, Ltd.	USD	67,475	3,663,986
Melco International Development, Ltd.	HKD	7,801,500	5,394,554
Pacific Basin Shipping, Ltd.	HKD	9,211,000	2,661,572
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,804,491
Shangri-La Asia, Ltd.	HKD	6,092,000	3,531,032

Total China / Hong Kong			35,390,048

Czech Republic (3.2%)
Moneta Money Bank AS	CZK	546,000	3,797,776

Total Czech Republic			3,797,776

Georgia (8.7%)
Georgia Capital PLC	GBP	203,174	5,697,647
Lion Finance Group PLC	GBP	46,000	4,611,715

Total Georgia			10,309,362

India (4.3%)
Petronet LNG, Ltd.	INR	620,000	2,032,640
Tata Motors, Ltd.	INR	99,000	748,308
UPL, Ltd.	INR	295,000	2,360,103

Total India			5,141,051

Mexico (3.0%)
Coca-Cola Femsa SAB de CV, ADR	USD	22,000	1,826,880

	Currency	Shares	Value (Note 2)
Grupo Financiero Banorte SAB de CV, Class O	MXN	192,000	1,709,935

Total Mexico			3,536,815

Peru (2.8%)
Credicorp, Ltd.	USD	14,000	3,318,000

Total Peru			3,318,000

Qatar (2.4%)
Qatar Gas Transport Co., Ltd.	QAR	2,160,000	2,853,502

Total Qatar			2,853,502

Singapore (4.6%)
Genting Singapore, Ltd.	SGD	4,920,000	2,775,295
Wilmar International, Ltd.	SGD	1,219,000	2,759,034

Total Singapore			5,534,329

South Korea (6.6%)
Innocean Worldwide, Inc.	KRW	170,000	2,408,729
Samsung C&T Corp.	KRW	24,000	2,895,477
Samsung SDI Co., Ltd.	KRW	18,240	2,617,371

Total South Korea			7,921,577

Thailand (1.4%)
Siam Cement PCL	THB	271,000	1,664,280

Total Thailand			1,664,280

United Arab Emirates (8.3%)
Emaar Properties PJSC	AED	974,000	4,033,630
Fertiglobe PLC	AED	3,310,000	2,339,210
National Central Cooling Co. PJSC	AED	4,421,137	3,496,139

Total United Arab Emirates			9,868,979

United Kingdom (1.9%)
Mondi PLC	GBP	163,912	2,215,810

Total United Kingdom			2,215,810

Uruguay (1.5%)
Arcos Dorados Holdings, Inc., ADR	USD	260,000	1,729,000

Total Uruguay			1,729,000

	Currency	Shares	Value (Note 2)
Vietnam (1.8%)
PetroVietnam Technical Services Corp.	VND	1,673,080	2,190,414

Total Vietnam			2,190,414

TOTAL COMMON STOCKS
(Cost $88,386,712)			107,881,429

PREFERRED STOCKS (0.1%)
South Korea (0.1%)
Samsung C&T Corp.	KRW	1,800	154,677

Total South Korea			154,677

TOTAL PREFERRED STOCKS
(Cost $184,192)			154,677

	Currency	Shares	Value
RIGHTS AND WARRANTS (0.2%)
India (0.2%)
UPL, Ltd. Rights	INR	36,875	216,267
			216,267
TOTAL RIGHTS AND WARRANTS
(Cost $75,854)			216,267

TOTAL INVESTMENTS
(Cost $88,646,758) (90.9%)			$108,252,373

Cash and Other Assets, Less Liabilities (9.1%)			10,899,212
NET ASSETS (100.0%)			$119,151,585

ADR American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Industry Composition (Unaudited)
Advertising & Marketing	2.0%
Asset Management	7.1%
Automotive	2.8%
Banking	13.8%
Beverages	8.2%
Chemicals	4.2%
Commercial Support Services	1.5%
Construction Materials	1.4%
Containers & Packaging	1.9%
Electric Utilities	5.0%
Engineering & Construction	2.5%
Food	5.7%
Insurance	1.8%
Leisure Facilities & Services	11.3%
Oil & Gas Producers	1.7%
Oil & Gas Services & Equipment	1.8%
Real Estate Owners & Developers	7.2%
Retail - Consumer Staples	3.3%
Retail - Discretionary	3.1%
Transportation & Logistics	4.6%
Cash and Other Assets, Less Liabilities	9.1%
Total	100.0%

Seafarer Funds	Notes to Quarterly Schedule of Investments

July 31, 2025 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Institutional, Investor and Retail Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds' Valuation Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Schedule of Investments

July 31, 2025 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The deferred liability for potential future capital gains taxes for the Funds, if any, is disclosed in the Statements of Assets and Liabilities.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Schedule of Investments

July 31, 2025 (Unaudited)

The following is a summary of the inputs used to value each Fund as of July 31, 2025:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$56,516,600	$–	$–	$56,516,600
Brazil	246,592,605	–	–	246,592,605
China / Hong Kong	97,405,000	402,085,407	–	499,490,407
Czech Republic	–	60,952,216	–	60,952,216
France	–	67,740,118	–	67,740,118
Hungary	90,046,303	–	–	90,046,303
India	–	258,418,138	–	258,418,138
Indonesia	–	70,768,819	–	70,768,819
Mexico	161,274,445	–	–	161,274,445
Peru	64,227,000	–	–	64,227,000
Poland	–	24,812,431	–	24,812,431
Qatar	65,146,965	–	–	65,146,965
Singapore	–	229,350,950	–	229,350,950
South Africa	67,355,246	–	–	67,355,246
South Korea	–	551,772,332	–	551,772,332
Taiwan	–	274,037,141	–	274,037,141
Thailand	–	89,315,120	–	89,315,120
United Arab Emirates	–	39,299,920	–	39,299,920
United Kingdom	–	42,119,368	–	42,119,368
Vietnam	44,383,373	36,231,016	–	80,614,389
Preferred Stocks	–	31,910,210	–	31,910,210
Rights and Warrants	–	6,744,608	–	6,744,608
Total	$892,947,537	$2,185,557,794	$–	$3,078,505,331

Seafarer Funds	Notes to Quarterly Schedule of Investments

July 31, 2025 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$2,249,130	$–	$–	$2,249,130
Brazil	10,161,356	–	–	10,161,356
China / Hong Kong	8,038,282	27,351,766	–	35,390,048
Czech Republic	–	3,797,776	–	3,797,776
Georgia	–	10,309,362	–	10,309,362
India	–	5,141,051	–	5,141,051
Mexico	3,536,815	–	–	3,536,815
Peru	3,318,000	–	–	3,318,000
Qatar	2,853,502	–	–	2,853,502
Singapore	–	5,534,329	–	5,534,329
South Korea	–	7,921,577	–	7,921,577
Thailand	–	1,664,280	–	1,664,280
United Arab Emirates	–	9,868,979	–	9,868,979
United Kingdom	–	2,215,810	–	2,215,810
Uruguay	1,729,000	–	–	1,729,000
Vietnam	2,190,414	–	–	2,190,414
Preferred Stocks	–	154,677	–	154,677
Rights and Warrants	–	216,267	–	216,267
Total	$34,076,499	$74,175,874	$–	$108,252,373

(a)	For detailed descriptions of securities by country, see the accompanying Schedules of Investments.

For the period ended July 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the period ended July 31, 2025.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Seafarer Funds	Notes to Quarterly Schedule of Investments

July 31, 2025 (Unaudited)

Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.